RIGHT OF USE ASSETS AND LEASE LIABILITIES - Schedule of Changes in Right of Use Assets and Lease Liabilities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities:
As of the beginning of the year	$ 3,318,236	$ 1,909,119
Additions	71,084	2,160,014
Financial restatements	358,923	289,307
Foreign Exchange gain /(losses)	4,271,628	930,664
Gain on net monetary position	(3,071,750)	(1,088,899)
Payments	(960,757)	(881,969)	$ (1,072,089)
As of the end of the year	3,987,364	3,318,236	1,909,119
Right of use assets:
As of the beginning of the year	3,271,458	1,879,740
Additions	71,084	2,160,014
Depreciation	(796,200)	(768,296)
As of the end of the year	$ 2,546,342	$ 3,271,458	$ 1,879,740